FIRST INVESTORS

FIRST INVESTORS
U.S. GOVERNMENT PLUS FUND, INC.


ANNUAL REPORT

DECEMBER 31, 1996


The following appears at the bottom left of the first page:

First Investors Logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FI6146


Portfolio Manager's Letter
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


Dear Investor:

Unlike 1995, when both the U.S. stock market and the bond market enjoyed a banner year, 1996 saw the returns in the two markets venture in opposite directions. In particular, shares of large, well-known companies performed very well as investors wary of the extended bull market sought safety in blue chip stocks.
Smaller stocks, which make up the Fund's small equity component, also had a good year, but were not as strong as large stocks. The S&P
500 returned 23.0% in 1996, compared with 16.6% for the Russell 2000.

While the stock market continued its record climb, the U.S. bond market was less spectacular. Signs of a strengthening economy in the first half of 1996 caused long-term interest rates to rise as high as 7.19% from 5.95% on January 1. However, by the end of 1996, long-term rates settled back to 6.64% as the economic signals became mixed. The Lehman Brothers
Long Treasury Bond Index fell 0.8% for the year.

During 1996, First Investors U.S. Government
Plus Fund 1st Fund, 2nd Fund and 3rd Fund returned (1.9)%, 1.0% and 1.0%, respectively, on a net asset value basis. In 1996, dividends declared from net investment income were 64.8,
67.5 and 59.3 cents per share to the 1st Fund, 2nd Fund and 3rd Fund, respectively. In addition, the 1st Fund declared a capital gain distribution of 34.7 cents per share. U.S.
Treasury STRIPS, which are zero coupon bonds, represent the majority of the invested assets.
The performance of these bonds is more
sensitive to interest rate movements than other bonds because they don't pay interest each year.
When rates rise, the price of zero coupon bonds fall sharply because holders have no interest payments to reinvest at the newer, more attractive levels.

The Funds' equity holdings turned in mixed performances. Stocks that positively affected performance included Fisher Scientific, a supplier of scientific and laboratory instruments, Interpool, a lessor of cargo containers, and VidaMed, a medical device maker. Stocks that hurt performance included USCI, a marketer of cellular phone and paging services,
Transportacion Maritima Mexicana, a Mexican transportation company, and Bernard Chaus, a maker of women's apparel.

Looking forward, the factors that benefited the markets in 1996 appear likely to continue in 1997: moderate growth, low inflation, and strong demand for financial assets. A significant risk to the market is that inflation may increase due to the length of the economic expansion.
This would lead the Federal Reserve to raise interest rates which could hurt both the bond and stock markets. On the other hand, the markets may be positively surprised by legislation from the President and Congress to eliminate the federal budget deficit. We will continue to be alert to events that could affect the value of your investments.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Patricia D. Poitra

Patricia D. Poitra
Director of Equities
  and Portfolio Manager

January 31, 1997


Cumulative Performance Information
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 1st FUND

Comparison of change in value of $10,000 investment in the First Investors U.S. Government Plus Fund - 1st Fund, the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

          GOVT PLUS  INTERMEDIATE  LONG TERM
           1ST FUND         INDEX      INDEX
Jan-87       $9,200       $10,000    $10,000
Dec-87        7,978        10,360      9,732
Dec-88        8,992        11,009     10,628
Dec-89       10,867        12,406     12,638
Dec-90       10,981        13,579     13,436
Dec-91       13,461        15,494     15,923
Dec-92       14,323        16,568     17,191
Dec-93       17,108        17,931     20,157
Dec-94       15,243        17,615     18,617
Dec-95       19,664        20,153     24,330
Dec-96       19,183        20,956     24,119

**BOXED INFORMATION INSIDE GRAPH
                            Average Annual Total Return*
                       N.A.V. Only        S.E.C. Standardized
One Year                 (1.86)%                 (9.73)%
Five Years                7.35%                   5.57%
Ten Years                 7.63%                   6.74%

The graph compares a $10,000 investment in the First Investors U.S. Government Plus Fund - 1st Fund beginning 1/1/87 with theoretical investments in the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index. The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up all public obligations of the U.S. Treasury with maturities of 10 years or greater. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and dividends and distributions were reinvested.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are calculated without sales charges. Standardized" returns shown are based on the maximum sales charge of 8.00%. Some expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the "S.E.C. Standardized" Average Annual Total return for One Year, Five Years and Ten Years would have been (10.53)%, 5.42% and 6.64%, respectively. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long Term Treasury Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 2nd FUND

Comparison of change in value of $10,000 investment in the First Investors U.S. Government Plus Fund - 2nd Fund, the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

          GOVT PLUS  INTERMEDIATE  LONG TERM
           2ND FUND         INDEX      INDEX
Jan-87       $9,200       $10,000    $10,000
Dec-87        8,524        10,360      9,732
Dec-88        9,283        11,009     10,628
Dec-89       10,987        12,406     12,638
Dec-90       11,428        13,579     13,436
Dec-91       13,623        15,494     15,923
Dec-92       14,583        16,568     17,191
Dec-93       16,410        17,931     20,157
Dec-94       15,279        17,615     18,617
Dec-95       17,632        20,153     24,330
Dec-96       17,793        20,956     24,119

**BOXED INFORMATION INSIDE GRAPH
                            Average Annual Total Return*
                       N.A.V. Only        S.E.C. Standardized
One Year                  1.00%                  (7.06)%
Five Years                5.49%                   3.74%
Ten Years                 6.82%                   5.93%

The graph compares a $10,000 investment in the First Investors U.S. Government Plus Fund - 2nd Fund beginning 1/1/87 with theoretical investments in the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index. The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up all public obligations of the U.S. Treasury with maturities of 10 years or greater. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and dividends and distributions were reinvested.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are calculated without sales charges. Standardized" returns shown are based on the maximum sales charge of 8.00%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed, may be worth more or less than original cost. Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long Term Treasury Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 3rd FUND

Comparison of change in value of $10,000 investment in the First Investors U.S. Government Plus Fund - 3rd Fund, the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.

          GOVT PLUS  INTERMEDIATE  LONG TERM
           3RD FUND         INDEX      INDEX
Jan-87       $9,200       $10,000    $10,000
Dec-87        8,390        10,360      9,732
Dec-88        9,112        11,009     10,628
Dec-89       10,595        12,406     12,638
Dec-90       10,898        13,579     13,436
Dec-91       12,987        15,494     15,923
Dec-92       13,805        16,568     17,191
Dec-93       15,850        17,931     20,157
Dec-94       14,933        17,615     18,617
Dec-95       17,042        20,153     24,330
Dec-96       17,204        20,956     24,119

**BOXED INFORMATION INSIDE GRAPH
                            Average Annual Total Return*
                       N.A.V. Only        S.E.C. Standardized
One Year                   .95%                  (7.14)%
Five Years                6.09%                   4.33%
Ten Years                 6.46%                   5.58%

The graph compares a $10,000 investment in the First Investors U.S. Government Plus Fund - 3rd Fund beginning 1/1/87 with theoretical investments in the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index. The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up all public obligations of the U.S. Treasury with maturities of 10 years or greater.
It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and dividends and distributions were reinvested.

*Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are calculated without sales charges. Standardized" returns shown are based on the maximum sales charge of 8.00%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long Term Treasury Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
Principal                                                            1st Fund             2nd Fund             3rd Fund
Amount or                                                       -------------------- -------------------- ----------------------
   Shares     Security                                               Value        %       Value        %       Value         %
--------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT SECURITIES
     $2,225M  Treasury STRIPS, due 11/15/2004                     $ 1,352,355
      2,525M  Treasury STRIPS, due 11/15/1999                                          $ 2,130,595
      1,025M  Treasury STRIPS, due 11/15/1998                                                               $   920,655
--------------------------------------------------------------------------------------------------------------------------------
              Total Value of U.S. Government Securities
                (cost $1,027,974, $2,016,046 and $887,771,
                respectively)                                       1,352,355     99.5   2,130,595     98.3     920,655     89.8
--------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS
              Communication Services
        100  *USCI, Inc.                                                  537
       1000  *USCI, Inc.                                                                     5,375
      1,800  *USCI, Inc.                                                                                          9,675
--------------------------------------------------------------------------------------------------------------------------------
                                                                          537       .0       5,375       .2       9,675       .9
--------------------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals
      2,300   Chaus (Bernard), Inc.                                                                               3,738
        300  *Scientific Games Holdings Corporation                                          8,025
        500  *Scientific Games Holdings Corporation                                                              13,375
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             8,025       .4      17,113      1.7
--------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples
        200   The Rival Company                                                              4,975
        400   The Rival Company                                                                                   9,950
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             4,975       .2       9,950      1.0
--------------------------------------------------------------------------------------------------------------------------------
              Health Care/Miscellaneous
        200   Fisher Scientific International                                                                     9,425
        100  *VidaMed, Inc.                                             1,288
        100  *VidaMed, Inc.                                                                  1,288
        200  *VidaMed, Inc.                                                                                       2,575
--------------------------------------------------------------------------------------------------------------------------------
                                                                        1,288       .1       1,288       .1      12,000      1.2
--------------------------------------------------------------------------------------------------------------------------------
              Technology
        200  *Control Data Systems, Inc.                                                     4,400
        400  *Control Data Systems, Inc.                                                                          8,800
         40   Motorola, Inc.                                            2,455
        100   Motorola, Inc.                                                                 6,137
        200   Motorola, Inc.                                                                                     12,275
--------------------------------------------------------------------------------------------------------------------------------
                                                                        2,455       .2      10,537       .5      21,075      2.1
--------------------------------------------------------------------------------------------------------------------------------
              Transportation
        400   Interpool, Inc.                                                                                     9,350
      1,200   Transportacion Maritima Mexicana S.A. (ADR)                                                         6,300
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 15,650      1.5
--------------------------------------------------------------------------------------------------------------------------------
              Total Value of Common Stocks
                (cost $1,876, $26,598 and $82,545, respectively)        4,280       .3      30,200      1.4      85,463      8.4
--------------------------------------------------------------------------------------------------------------------------------
  Total Value of Investments (cost $1,029,850,
    $2,042,644 and $970,316, respectively)                          1,356,635     99.8   2,160,795     99.7   1,006,118     98.2
  Other Assets, Less Liabilities                                        2,238       .2       6,768       .3      18,920      1.8
--------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                                      $ 1,358,873    100.0 $ 2,167,563    100.0 $ 1,025,038    100.0
================================================================================================================================
 *Non-income producing

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
December 31,1996

-----------------------------------------------------------------------------------------------------------------------------
                                                                              1st Fund         2nd Fund         3rd Fund
-----------------------------------------------------------------------------------------------------------------------------
   Assets

   Investments in securities:

     At identified cost                                                     $     1,029,850  $     2,042,644  $       970,316
                                                                             ==============   ==============   ==============
     At value (Note 1A)                                                     $     1,356,635  $     2,160,795  $     1,006,118
   Cash                                                                               8,369           18,689           25,452
   Other assets                                                                         872              944              924
                                                                             ---------------  ---------------  ---------------
   Total Assets                                                                   1,365,876        2,180,428        1,032,494
                                                                             ---------------  ---------------  ---------------
   Liabilities

   Cash portion of dividend payable January 15, 1997                                  1,166            3,976            2,734
   Payable for capital stock redeemed                                                   ---            2,647              ---
   Accrued advisory fees                                                              1,136            1,814              856
   Accrued expenses                                                                   4,701            4,428            3,866
                                                                             ---------------  ---------------  ---------------
   Total Liabilities                                                                  7,003           12,865            7,456
                                                                             ---------------  ---------------  ---------------

   Net Assets                                                               $     1,358,873  $     2,167,563  $     1,025,038
                                                                             ==============   ===============  ===============

   Net Assets Consist of:
   Capital paid in                                                          $     1,032,191  $     2,177,983  $     1,010,915
   Accumulated net realized loss on investments                               (         103)   (     128,571)   (      21,679)
   Net unrealized appreciation in value of investments                              326,785          118,151           35,802
                                                                             --------------   --------------   --------------
   Total                                                                    $     1,358,873  $     2,167,563  $     1,025,038
                                                                             ==============   ==============   ==============


   Shares of beneficial interest outstanding (Note 3)                               131,027          197,535           89,476
                                                                                    =======          =======          =======

   Net Asset Value and Redemption Price Per Share
   (Net assets divided by shares of beneficial interest outstanding)                 $10.37           $10.97           $11.46
                                                                                      =====            =====            =====

   Maximum Offering Price Per Share
   (Net Asset Value /.92)*                                                           $11.27           $11.92           $12.46
                                                                                      =====            =====            =====
  *On purchases of $10,000 or more, the sales charge is reduced

See notes to financial statements


Statement of Operations
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------------------------
                                                                               1st Fund         2nd Fund         3rd Fund
-----------------------------------------------------------------------------------------------------------------------------
   Investment Income

   Income:
     Interest                                                               $        99,347  $       167,399  $        69,911
     Dividends                                                                           38              100              918
                                                                             --------------   --------------   --------------
   Total income                                                                      99,385          167,499           70,829
                                                                             --------------   --------------   --------------

   Expenses (Notes 1 and 4):
     Advisory fees                                                                   13,608           22,888           10,613
     Professional fees                                                                6,655            8,081            4,869
     Shareholder servicing costs                                                      3,063            7,571            1,951
     Reports and notices to shareholders                                              1,952            2,805            1,850
     Custodian fees                                                                     439              761              498
     Other expenses                                                                   1,185              267              963
                                                                             --------------   --------------   --------------
   Total expenses                                                                    26,902           42,373           20,744
   Less: Expenses assumed by investment adviser                               (       4,770)             ---              ---
         Custodian fees paid indirectly                                       (         365)   (         712)   (         498)
                                                                             --------------   --------------   --------------
   Expenses-net                                                                      21,767           41,661           20,246
                                                                             --------------   --------------   --------------

   Net investment income                                                             77,618          125,838           50,583
                                                                             --------------   --------------   --------------
   Realized and Unrealized Gain (Loss) on Investments (Note 2):

   Net realized gain on investments                                                  41,339           35,135           18,966
   Net unrealized depreciation of investments                                 (     151,205)   (     135,205)   (      57,931)
                                                                             --------------   --------------   --------------
   Net loss on investments                                                    (     109,866)   (     100,070)   (      38,965)
                                                                             --------------   --------------   --------------

   Net Increase (Decrease) in Net Assets Resulting from Operations          $ (      32,248) $        25,768  $        11,618
                                                                             ==============   ==============   ==============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


------------------------------------------------------------------------------------------------------------------------------
                                                          1st Fund                  2nd Fund                  3rd Fund
                                                   ----------------------    ----------------------    ---------------------
Year Ended December 31                                  1996        1995          1996        1995          1996        1995
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations

Net investment income                             $   77,618  $    80,629  $   125,838  $   131,883  $    50,583  $    51,866
Net realized gain on investments                      41,339       44,088       35,135       15,932       18,966       16,394
Net unrealized appreciation
  (depreciation) of investments                    ( 151,205)     232,496    ( 135,205)     196,513    (  57,931)      73,053
                                                   ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in net assets
      resulting from operations                    (  32,248)     357,213       25,768      344,328       11,618      141,313
                                                   ---------    ---------    ---------    ---------    ---------    ---------

Distributions to Shareholders from:
  Net investment income                            (  77,618)   (  80,629)   ( 125,838)   ( 131,883)   (  50,583)   (  51,866)
  Net realized gains from security
    transactions                                   (  41,442)   (  44,088)         ---          ---          ---          ---
  Capital surplus                                        ---    (      64)         ---          ---          ---          ---
                                                   ---------    ---------    ---------    ---------    ---------    ---------
    Total distributions                            ( 119,060)   ( 124,781)   ( 125,838)   ( 131,883)   (  50,583)   (  51,866)
                                                   ---------    ---------    ---------    ---------    ---------    ---------

Trust Share Transactions(a)
  Proceeds from shares sold                            1,514       20,233        7,270        3,236          562        3,575
  Value of distributions reinvested                  117,893      123,340      121,862      128,586       47,849       50,051
  Cost of shares redeemed                          ( 133,719)   ( 181,639)   ( 336,869)   ( 228,681)   ( 114,064)   (  45,684)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) from
      trust share transactions                     (  14,312)   (  38,066)   ( 207,737)   (  96,859)   (  65,653)       7,942
                                                   ---------    ---------    ---------    ---------    ---------    ---------

Net increase (decrease) in net assets              ( 165,620)     194,366    ( 307,807)     115,586    ( 104,618)      97,389

Net Assets
  Beginning of year                                1,524,493    1,330,127    2,475,370    2,359,784    1,129,656    1,032,267
                                                   ---------    ---------    ---------    ---------    ---------    ---------
  End of year                                    $ 1,358,873  $ 1,524,493  $ 2,167,563  $ 2,475,370  $ 1,025,038  $ 1,129,656
                                                   =========    =========    =========    =========    =========    =========

(a)Trust Shares Issued and Redeemed
   Issued                                                 67        1,712        1,159          300           47          292
   Issued on distributions reinvested                 11,369       10,654       11,109       10,618        4,176        4,014
   Redeemed                                        (  12,092)   (  16,034)   (  29,504)   (  19,716)   (   9,379)   (   3,865)
                                                   ---------    ---------    ---------    ---------    ---------    ---------

     Net increase (decrease) in
       trust shares outstanding                    (     656)   (   3,668)   (  17,236)   (   8,798)   (   5,156)         441
                                                   =========    =========    =========    =========    =========    =========

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

1. Significant Accounting Policies - The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest of the 1st, 2nd and 3rd Funds and accounts separately for the assets, liabilities and operations of each Fund. The Funds' objective is first to generate income, and, to a lesser extent, achieve long-term capital appreciation.

A. Security Valuation - A security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or the system where the security is primarily traded. Securities which have no sales on a particular day and securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. The Treasury STRIPS in which each Fund invests are traded primarily in the over-the-counter market. Such securities are valued at the mean between the last bid and asked prices on that day as furnished by any dealer who makes a market in such securities. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by methods approved by the trustees of the Fund.

B. Federal Income Taxes - No provision has been made for federal income taxes on net income or capital gains, since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 1996, the following Funds had capital loss carryovers expiring as follows:

           Year of Expiration        2nd Fund         3rd Fund
           ------------------       ----------       ----------
                 1997               $   98,768       $       --
                 1998                   29,803            5,775
                 1999                       --           15,904
                                    ----------       ----------
                                    $  128,571       $   21,679
                                    ==========       ==========

C. Distributions to Shareholders - Distributions to shareholders are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post October losses.

D. Expense Allocation - Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of the Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for common stocks and the amortized cost basis for Treasury STRIPS for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income (consisting of amortized discount) and estimated expenses are accrued daily. The Fund's custodian has provided credits in the amount of $1,575 against custodian charges based on the uninvested cash balances of the Fund.

F. Use of Estimates - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Security Transactions - Purchases and sales of securities and long-term U.S. Government Obligations, excluding short-term notes, were as follows:

Year Ended December 31, 1996                1st Fund     2nd Fund     3rd Fund
------------------------------            -----------  -----------  -----------
Securities
----------
Purchases                                 $       550  $    24,236  $    58,388
                                          ===========  ===========  ===========
Proceeds of sales                         $     7,202  $    17,888  $    30,926
                                          ===========  ===========  ===========
Long-Term U.S. Government Obligations
-------------------------------------
Purchases                                 $    99,347  $   167,399  $    69,911
                                          ===========  ===========  ===========
Proceeds of sales                         $   143,787  $   386,132  $   150,495
                                          ===========  ===========  ===========

At December 31, 1996, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                            1st Fund     2nd Fund     3rd Fund
                                          -----------  -----------  -----------
Aggregate cost of investments             $ 1,029,850  $ 2,042,644  $   970,316
                                          ===========  ===========  ===========

Gross unrealized appreciation             $   326,798  $   120,819  $    50,943
Gross unrealized depreciation                      13        2,668       15,141
                                          -----------  -----------  -----------
Net unrealized appreciation               $   326,785  $   118,151  $    35,802
                                          ===========  ===========  ===========

3. Trust Shares - The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, of one or more Funds.

4. Advisory Fee and Other Transactions With Affiliates - Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's Individual Retirement Accounts. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO, an annual fee, payable monthly, at the rate of 1% of the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Expenses of the 1st Fund in the amount of $4,770 were assumed by FIMCO.

For the year ended December 31, 1996, shareholder servicing costs included $8,120 in fees paid to ADM and $3,460 in custodian fees paid to FFS.


Independent Auditor's Report

To the Shareholders and Trustees of
First Investors U.S. Government Plus Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 1st, 2nd and 3rd Funds of First Investors U.S. Government Plus Fund as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1st, 2nd and 3rd Funds of First Investors U.S. Government Plus Fund as of December 31, 1996, and the results of their operations, changes in their net assets and the financial highlights for each of the respective years presented, in conformity with generally accepted accounting principles.


                                         Tait, Weller & Baker

Philadelphia, Pennsylvania
January 31, 1997


Financial Highlights
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.
-------------------------------------------------------------------------------------------------------------------------------
                                                   P  E  R    S  H  A  R  E    D  A  T  A
-------------------------------------------------------------------------------------------------------------------------------

                    Income from Investment Operations            Less Distributions from
             Net  ---------------------------------------   -----------------------------------                            Net
     Asset Value                Net Realized                                                                       Asset Value
     -----------         Net  and Unrealized   Total from          Net          Net                                -----------
       Beginning  Investment  Gain (Loss) on   Investment   Investment     Realized     Capital             Total          End
         of Year      Income     Investments   Operations       Income        Gains     Surplus     Distributions      of Year
-------------------------------------------------------------------------------------------------------------------------------
1st Fund
--------
1987      $16.08      $1.061         $(2.931)     $(1.870)      $2.260       $2.040        $---            $4.300       $ 9.91
1988        9.91        .796            .464        1.260         .810         .190         ---             1.000        10.17
1989       10.17        .722           1.398        2.120         .703         .093        .044              .840        11.45
1990       11.45        .707           (.587)        .120         .707         .409        .024             1.140        10.43
1991       10.43        .686           1.670        2.356         .686         .270         ---              .956        11.83
1992       11.83        .715            .042         .757         .715         .532         ---             1.247        11.34
1993       11.34        .670           1.535        2.205         .670         .525         ---             1.195        12.35
1994       12.35        .690          (2.035)      (1.345)        .690         .484        .001             1.175         9.83
1995        9.83        .667           2.114        2.781         .667         .364         ---             1.031        11.58
1996       11.58        .648           (.863)       (.215)        .648         .347         ---              .995        10.37

2nd Fund
--------
1987       11.54        .954          (1.754)       (.800)       1.480         .050         ---             1.530         9.21
1988        9.21        .762            .058         .820         .770          ---         ---              .770         9.26
1989        9.26        .737            .963        1.700         .718          ---        .032              .750        10.21
1990       10.21        .706           (.296)        .410         .706          ---        .004              .710         9.91
1991        9.91        .663           1.240        1.903         .663          ---         ---              .663        11.15
1992       11.15        .656            .130         .786         .656          ---         ---              .656        11.28
1993       11.28        .643            .770        1.413         .643          ---         ---              .643        12.05
1994       12.05        .660          (1.484)       (.824)        .660          ---        .006              .666        10.56
1995       10.56        .646            .970        1.616         .646          ---         ---              .646        11.53
1996       11.53        .675           (.560)        .115         .675          ---         ---              .675        10.97

3rd Fund
--------
1987       11.22        .680          (1.650)       (.970)        .840         .240         ---             1.080         9.17
1988        9.17        .605            .185         .790         .610          ---        .070              .680         9.28
1989        9.28        .622            .888        1.510         .611          ---        .019              .630        10.16
1990       10.16        .598           (.308)        .290         .598          ---        .012              .610         9.84
1991        9.84        .676           1.211        1.887         .676          ---        .001              .677        11.05
1992       11.05        .576            .120         .696         .576          ---         ---              .576        11.17
1993       11.17        .544           1.110        1.654         .544          ---         ---              .544        12.28
1994       12.28        .610          (1.307)       (.697)        .610          ---        .013              .623        10.96
1995       10.96        .568            .980        1.548         .568          ---         ---              .568        11.94
1996       11.94        .593           (.480)        .113         .593          ---         ---              .593        11.46

See notes to financial statements

Financial Highlights (continued)
------------------------------------------------------------------------------------
                   R A T I O S / S U P P L E M E N T A L  D A T A
------------------------------------------------------------------------------------

                                         Ratio to Average Net Assets
                                        -----------------------------
                                                                   Net     Portfolio
              Total       Net Assets                        Investment      Turnover
            Return+      End of Year     Expenses               Income          Rate
                (%)   (in thousands)          (%)                  (%)           (%)
------------------------------------------------------------------------------------
1st Fund
--------
1987         (13.28)          $1,710         1.74                 7.16             3
1988          12.71            1,701         1.69                 7.21             9
1989          20.85            1,833         1.61                 6.08             9
1990           1.05            1,591         1.90                 6.16            14
1991          22.59            1,758         1.86                 5.95             8
1992           6.40            1,599         1.75                 5.62             8
1993          19.44            1,732         1.59(a)              4.94(a)          7
1994         (10.90)           1,330         1.60(a)              5.73(a)          8
1995          28.29            1,524         1.60(a)              5.60(a)          7
1996          (1.86)           1,359         1.60(a)              5.70(a)          7

2nd Fund
--------
1987          (7.38)           3,874         1.76                 7.33             2
1988           8.90            3,561         1.65                 7.10             9
1989          18.36            3,492         1.66                 6.53            11
1990           4.02            2,943         1.88                 6.46            12
1991          19.20            2,946         1.91                 5.87             8
1992           7.05            2,784         1.77                 5.46             7
1993          12.53            2,756         1.70                 4.93             7
1994          (6.89)           2,360         1.78                 5.48             8
1995          15.30            2,475         1.93                 5.35             7
1996           1.00            2,168         1.85                 5.50             8

3rd Fund
--------
1987          (8.81)           2,121         1.61                 5.92            23
1988           8.62            2,038         1.54                 5.76            22
1989          16.27            2,067         1.60                 5.82            25
1990           2.85            1,777         1.74                 5.53            20
1991          19.18            1,355         1.83                 5.17            11
1992           6.30            1,185         1.88                 4.61             8
1993          14.81            1,258         1.68                 4.27            11
1994          (5.78)           1,032         1.74                 4.77            10
1995          14.12            1.130         1.89                 4.68             8
1996            .95            1,025         1.95                 4.77            12

 +  Calculated without sales charge
 (a) For the years 1993, 1994, 1995 and 1996, the investment adviser assumed expenses of the 1st Fund of $2,744, $2,594, $3,588 and $4,770, respectively. The ratios of expenses and net investment income to average net assets before the assumption of these expenses were as follows:

                                                               1993         1994          1995          1996
                                                              -----        -----         -----         -----
                             Expenses                         1.75%        1.78%         1.87%         1.98%
                             Net Investment Income            4.79%        5.56%         5.32%         5.35%


FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Directors
---------------------------------------
James J. Coy

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
---------------------------------------
Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Patricia D. Poitra
Vice President

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer


Shareholder Information
---------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005


Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005


Custodian
The Bank of New York
48 Wall Street
New York, NY 10286


Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198


Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036


Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered.
Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling
800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.